                                   DEM, INC.




                               SEMI-ANNUAL REPORT



                                  June 30, 1997

                                   DEM, INC.

                       STATEMENT OF PORTFOLIO INVESTMENTS

                              AS OF JUNE 30, 1997

                                   UNAUDITED

SHARES                                                 VALUE
---------                                           ----------
           CASH AND MONEY MARKETS--6.4%
            Cash                                    $  439,889
           Fidelity U.S. Treasury Portfolio II         298,066
                                                    ----------
               Total cash & money markets              737,955
                                                    ----------
           COMMON STOCK--93.6%
            Apparel--1.0%
    7,000    Supreme International Corp.*              112,000
                                                    ----------
           Banking--10.0%
   10,000   Capital Bancorp/Miami, Florida             401,250
    5,500   Carver Bancorp., Inc.*                      64,625
   17,000   Popular, Inc.                              686,375
                                                    ----------
                                                     1,152,250
                                                    ----------
           Communications--7.1%
    5,000   Digital Link Corp.*                        105,625
   15,000   Mastec, Inc.*                              709,688
                                                    ----------
                                                       815,313
                                                    ----------
           Consumer Products--4.1%
   18,750   Movado Group, Inc.                         478,125
                                                    ----------

           Consumer Services--1.9%
    6,000   Vincam Group, Inc.*                        223,500
                                                    ----------

           Environmental Services 2.1%
   10,000   Tetra Tech, Inc.*                          241,250
                                                    ----------

           Financial Services 1.5%
   10,000   Capital Factor Holdings, Inc.*             175,000
                                                    ----------

           Furniture--4.9%
   10,000   Ethan Allen Interiors, Inc.                570,000
                                                    ----------

           Healthcare--2.3%
    5,000   CRA Managed Care, Inc.*                    260,937
                                                    ----------


         The accompanying notes are an integral part of this statement.

                                   DEM, INC.

                       STATEMENT OF PORTFOLIO INVESTMENTS

                              AS OF JUNE 30, 1997

SHARES                                                         VALUE
---------                                                    ----------

           COMMON STOCK (Continued):
            Media/Publishing--5.6%
   15,000   BET Holdings, Inc.*                                491,250
   15,000   Granite Broadcasting Corp.*                        153,750
                                                              ----------

                                                               645,000
                                                              ----------

           Pharmaceuticals--3.7%
   10,000   Watson Pharmaceuticals, Inc.*                      422,500
                                                              ----------
           Retail--7.5%
   15,000   CHS Electronics, Inc.*                             397,500
   15,000   Wet Seal, Inc.*                                    473,437
                                                              ----------

                                                               870,937
                                                              ----------

           Software and Technology Service--13.0%
   15,000   Autodesk, Inc.                                     574,688
   11,500   Computer Associate International                   640,406
   10,000   Integrated Systems, Inc.*                          117,500
    4,511   Quickresponse Services*                            163,524
                                                              ----------
                                                             1,496,118
                                                             -----------

           Technology--23.4%
   25,000   ESS Technology, Inc.*                              335,938
   10,000   Gemstar International Group Ltd.*                  183,750
   20,000   Lattice Semiconductor Corp.*                     1,130,000
   25,000   Osicom Technologies, Inc.*                         157,812
   10,000   Solectron Corp.*                                   700,625
   17,050   Trident Microsystems, Inc.*                        191,812
                                                              ----------

                                                             2,699,937
                                                             -----------
           Textile--5.5%
   20,000   Warnaco Group, Inc., Class A                       637,500
                                                              ----------

             Total common stock                              10,800,367
                                                              ----------

             Total investments--100.0%                    $  11,538,322
                                                              ----------




*   Non-income producing for the six months ended June 30, 1997.

    The accompanying notes are an integral part of this statement.

                                  DEM, INC.


                      STATEMENTS OF ASSETS AND LIABILITIES

                              AS OF JUNE 30, 1997

                                   UNAUDITED

ASSETS:
 Common stock investments (Cost $9,421,718)                                     $ 10,800,367
 Cash and cash equivalents                                                           737,955
 Receivable for investments sold                                                     158,095
 Deferred organizational costs, net (Note 2)                                          34,775
 Prepaid expenses                                                                      8,676
 Accrued interest receivable                                                           1,260
                                                                                   ----------
  Total assets                                                                    11,741,128
                                                                                   ----------
LIABILITIES:
 Accounts payable and accrued expenses                                                37,159
                                                                                   ----------
  Total liabilities                                                                   37,159
                                                                                   ----------
NET ASSETS--equivalent to $14.42 per share on 811,776 shares of common stock
 outstanding                                                                    $ 11,703,969
                                                                                   ----------
SUMMARY OF SHAREHOLDERS' EQUITY:
 Common stock, $.00001 par value, 500,000,000 shares authorized, 811,776 shares
   issued and outstanding                                                       $          8
 Additional paid-in capital                                                       11,260,030
 Accumulated net realized loss on investments                                       (334,276)
 Accumulated unrealized gain on investments                                        1,378,650
 Overdistributed investment income, net                                             (600,443)
                                                                                   ----------
   Net assets applicable to outstanding common stock                             $ 11,703,969
                                                                                   ----------

        The accompanying notes are an integral part of these statements.

                                   DEM, INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 1997

                                   UNAUDITED

INVESTMENT INCOME:
 Dividend income (net of withholding tax of $792)                                   $  13,765
 Interest income (Note 2)                                                               7,424
                                                                                     ---------
  Total investment income                                                              21,189
                                                                                     ---------
EXPENSES:
 Management and administrative fees (Note 3)                                           56,223
 Legal and auditing fees                                                               30,244
 Transfer agent fees                                                                   15,148
 Registration fees                                                                      6,779
 Directors' fees and expenses                                                           6,542
 Organizational expenses                                                                4,967
 Custodian fees                                                                         3,689
 Insurance expenses                                                                     3,233
 Other expenses                                                                        29,019
                                                                                     ---------
  Total expenses                                                                      155,844
                                                                                     ---------
  Net investment (loss) income                                                       (134,655)
                                                                                     ---------
REALIZED AND UNREALIZED (LOSS) / GAIN ON INVESTMENTS:
 Net realized loss on investments                                                    (747,616)
 Unrealized gain on investments                                                     1,389,321
                                                                                    ---------
  Net gain on investments                                                             641,705
                                                                                    ---------
  Net increase in net assets resulting from operations                              $ 507,050
                                                                                    ---------

        The accompanying notes are an integral part of these statements.

                                   DEM, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                   UNAUDITED

                                                                       FOR THE SIX         FOR THE YEAR
                                                                       MONTHS ENDED            ENDED
                                                                          JUNE 30,          DECEMBER 31,
                                                                      1997 (UNAUDITED)         1996
                                                                      ----------------     -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment loss                                                    $(134,655)         $(148,428)
  Net realized (loss) /gain on investments                                (747,616)           413,340
  Unrealized gain/(loss) on investments                                  1,389,321            (10,672)
                                                                       -----------        -----------
    Net increase in net assets resulting from operations                   507,050            254,240
                                                                       -----------        -----------

DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income                                                  (302,022)           (17,222)
                                                                       -----------        -----------
    Net decrease in net assets resulting from distribution
      to shareholders                                                    (302,022)           (17,222)
                                                                       -----------        -----------
CAPITAL SHARE TRANSACTIONS:
  Common shares issued, net of issuance costs                             473,742          6,044,996
  Common shares issued in reinvestment of dividends                            47                338
                                                                       -----------        -----------
    Net increase in net assets resulting from capital shares
      transactions                                                        473,789          6,045,334
                                                                       -----------        -----------
TOTAL INCREASE IN NET ASSETS                                              678,817          6,282,352

NET ASSETS, beginning of the period                                    11,025,152          4,742,800
                                                                       -----------        -----------
NET ASSETS, end of the period                                         $11,703,969        $11,025,152
                                                                      -----------        -----------

        The accompanying notes are an integral part of these statements.

                                  DEM, INC.
                            Financial Highlights

    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                       * PERIOD
                                                SIX MONTHS ENDED     FOR THE YEAR      NOVEMBER 30,1995
                                                  JUNE 30, 1997         ENDED          TO DECEMBER 31,
                                                   (UNAUDITED)     DECEMBER 31, 1996         1995
                                                ----------------   -----------------   -----------------
Per Share Operating Performance:
Net asset value, beginning of period.............     14.17            13.77                13.97
                                                    ---------        --------             --------
    Net investment (loss)/gain...................     (0.17)           (0.42)                0.01
    Net gain on securities (realized and
      unrealized)................................      0.80             1.15                 0.00
                                                    ---------        --------             --------
Total from investment operations.................      0.63             0.73                 0.01
Distributions paid from:
    Net investment income........................     (0.38)           (0.05)                0.00
    Net realized gain on investments.............      0.00             0.00                 0.00
Dilutive effect of shares........................      0.00            (0.28)               (0.21)
Net asset value, end of period...................     14.42            14.17                13.77
                                                    ---------        --------             --------
                                                    ---------        --------             --------
Market value per share, end of period............   $ 15.00          $ 15.50              $ 15.00
Total Return.....................................      2.22%**          3.68%                0.00%
Ratios/Supplemental Data:
    Net Assets, end of period (000 omitted)......   $11,704          $11,025              $ 4,743
    Average commission rate paid.................      5.00%            4.38%                0.00%
    Portfolio Turnover...........................     38.20%          332.60%                0.00%
Ratios to Average Net Assets:
    Expenses.....................................      2.90%***         3.21%                0.04%
    Net investment income........................     -2.49%**         -1.89%                1.45%

------------------------

*   Commencement of operations
**  Annualized
*** Does not reflect sales load

                                   DEM, INC.

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

    DEM, Inc. (the Company) was incorporated on October 20, 1995, in the State of Maryland and is registered as a nondiversified closed-end management investment company under the Investment Company Act of 1940, as amended.

    The principal investment objective of the Company is long-term growth through capital appreciation. Both capital appreciation and income are considered in the selection of investments, but primary emphasis is on capital appreciation. The Company retains maximum flexibility as to the types of investments it may make and it is permitted to invest in portfolio companies with large and small market capitalizations. The Company, however, seeks to invest a substantial portion of its assets in securities of domestic emerging companies with smaller market capitalizations. There can be no assurance that the Company's objectives will be achieved. The Company's investment objectives and policies may be changed by the Board of Directors without the approval of shareholders. Most of the Company's investments are expected to be in marketable common stocks or marketable securities convertible into common stock traded on an exchange or in the over-the-counter markets.

    While the primary objective of the Company is to seek long-term growth through capital appreciation, the Company may invest its assets in income producing securities such as non-convertible preferred stock, bonds, debentures, notes and other similar securities, if the Investment Adviser deems such investments advisable.

2. SIGNIFICANT ACCOUNTING POLICIES:

    These statements are unaudited, and certain information and footnote disclosures normally included in the Company's annual financial statements have been omitted, as permitted under the applicable rules and regulations. Readers of these statements should refer to the financial statements and notes thereto as of December 31, 1996 and for the year then ended. The results of operations presented in the accompanying financial statements are not necessarily representative of operations for an entire year.

SECURITY VALUATION

    Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price.

CASH AND CASH EQUIVALENTS

    Cash and cash equivalents consist of funds invested in the money market funds stated at cost which is market.

DEFERRED ORGANIZATIONAL COSTS

    Costs incurred to organize the Company have been deferred and are amortized on a straight-line basis over a five-year period starting in 1996.

INTEREST INCOME

    Interest income is recorded on the accrual basis to the extent that such amounts will be collected.

INCOME TAXES

    The Company elected to be treated as a regulated investment company (a RIC) for Federal income tax purposes in accordance with Subchapter M of the Internal Revenue Code of 1986, as amended. In order to so qualify, the Company must satisfy certain tests regarding the source of its income, diversification of its assets and distribution of its income. If the Company otherwise qualifies as a regulated investment company and distributes to its stockholders at least 90% of its investment company taxable income, then the Company will not be subject to Federal income tax on the income so distributed. However, the Company would be subject to corporate income tax on any undistributed income. In addition, the Company will be subject to a nondeductible 4% excise tax on the amount by which the amount it distributes in any calendar year is less than a statutorily-designated, required amount of its regulated investment company income and its capital gain net income (generally 98%).

OTHER

    The Company follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements and the disclosure of contingent assets and liabilities. While actual results could differ from those estimates, management believes that actual results will not be materially different from amounts provided in the accompanying financial statements.

3. INVESTMENT ADVISORY AGREEMENT:

    The investment adviser to the Company is Chapman Capital Management, Inc. (the Investment Advisor and CCM). Pursuant to an Investment Advisory Agreement, the Investment Adviser receives an advisory fee from the Company at an annual rate of .90% of the average weekly net assets of the Company. CCM also serves as the Company's administrator and is compensated for those services at an annual rate of .15% of the average weekly net assets of the Company.